Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class B Ordinary shares	Class B	Class A Ordinary shares	Class A	Additional paid-in capital	Subscription receivable	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income (loss)	Total Etao’s shareholder’s equity	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 330		$ 752		$ 1,248,918	$ (931,818)		$ (318,182)
Balance (in Shares) at Dec. 31, 2020	3,300,000		7,519,629
Net (loss) income								(10,543,363)		(10,403,587)	(40,606)	(10,444,193)
Shares issued for acquisition			$ 1,470		147,024,505		16,735			147,042,710	8,371,152	155,413,862
Shares issued for acquisition (in Shares)			14,704,271
Shares issued for equity investment			$ 38		3,765,962					3,766,000		3,766,000
Shares issued for equity investment (in Shares)			376,600
Share-based compensation expenses			$ 50		4,999,950					5,000,000		5,000,000
Share-based compensation expenses (in Shares)			500,000
Proceeds from founders						315,349				315,349		315,349
Foreign currency translation adjustment									352,192	352,192		352,192
Balance at Dec. 31, 2021	$ 330		$ 2,310		157,039,335	(616,469)	16,735	(10,861,545)	352,192	145,932,888	8,330,546	154,263,434
Balance (in Shares) at Dec. 31, 2021	3,300,000	3,300,000	23,100,500	23,100,500
Net (loss) income								(160,682,759)		(160,682,759)	(317,295)	(161,000,054)
Share-based compensation expenses			$ 7,360		735,987,640					735,995,000		735,995,000
Share-based compensation expenses (in Shares)			73,599,500
subsidiaries representing as equity method											1,090,140	1,090,140
Proceeds from founders						616,469				616,469		616,469
Foreign currency translation adjustment									(1,465,325)	(1,465,325)	515,001	(950,325)
Balance at Dec. 31, 2022	$ 330		$ 9,670		$ 893,026,975		$ 16,735	$ (907,539,304)	$ (1,113,133)	$ (15,598,728)	$ 9,618,392	$ (5,980,336)
Balance (in Shares) at Dec. 31, 2022	3,300,000	3,300,000	96,700,000	96,700,000